Earnings Per Share (Details 2)	12 Months Ended
	Nov. 27, 2011 Options to purchase common stock, restricted shares, share units and rights for Convertible Notes	Dec. 02, 2012 Options and share units	Nov. 28, 2010 Options and share units	Dec. 02, 2012 Convertible Notes
Antidilutive effect of securities
Securities not included in the computation of diluted earnings per share	222,622	4,084	4,927	214,808